CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2016	$ 82,741	$ 122	$ 1,262,005	$ (8,234)	$ (1,233,154)	$ 62,002
Balance (in shares) at Dec. 31, 2016		35,224,553
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	$ (140)			(140)
Repurchase of ordinary shares (in shares)	(72,739)	(72,739)
Restricted stock issued and restricted stock units released	$ 866		866
Restricted stock issued and restricted stock units released (in shares)		302,886
Ordinary shares issued upon option exercise	135		135
Ordinary shares issued upon option exercise (in shares)		51,666
Net income (loss)	6,981				6,981
Other comprehensive income (loss):
Foreign currency translation	2,112					2,112
Recognition due to closure of the subsidiaries	(1,703)					(1,703)
Balance at Dec. 31, 2017	90,992	$ 122	1,263,006	(8,374)	(1,226,173)	62,411
Balance (in shares) at Dec. 31, 2017		35,506,366
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	$ (2,525)			(2,525)
Repurchase of ordinary shares (in shares)	(623,765)	(623,765)
Restricted stock issued and restricted stock units released	$ 1,097		1,097
Restricted stock issued and restricted stock units released (in shares)		399,991
Ordinary shares issued upon option exercise	80	$ 1	79
Ordinary shares issued upon option exercise (in shares)		35,150
Cumulative effect of change in revenue recognition accounting principle	8,563				8,563
Acquisition of non-controlling interests	(22)		(22)
Net income (loss)	4,820				4,820
Other comprehensive income (loss):
Foreign currency translation	(839)					(839)
Balance at Dec. 31, 2018	$ 102,166	$ 123	1,264,160	(10,899)	(1,212,790)	61,572
Balance (in shares) at Dec. 31, 2018	35,318,000	35,317,742
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	$ (1,049)			(1,049)
Repurchase of ordinary shares (in shares)	(328,856)	(328,856)
Restricted stock issued and restricted stock units released	$ 1,399		1,399
Restricted stock issued and restricted stock units released (in shares)		510,438
Ordinary shares issued upon option exercise	56		56
Ordinary shares issued upon option exercise (in shares)		25,000
Net income (loss)	(3,913)				(3,913)
Other comprehensive income (loss):
Foreign currency translation	529					529
Balance at Dec. 31, 2019	$ 99,188	$ 123	$ 1,265,615	$ (11,948)	$ (1,216,703)	$ 62,101
Balance (in shares) at Dec. 31, 2019	35,525,000	35,524,324